RELATED PARTY TRANSACTIONS (Schedule of Amounts Due to Related Party) (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Beihai Silver Beach [Member]
Related Party Transaction [Line Items]
Amount due (to) from a related party	$ 365	$ (660)